OTHER INCOME (EXPENSE) (Tables)	12 Months Ended
Dec. 31, 2014
Other Income and Expenses [Abstract]
Schedule of components of other income (expense)
The components of other income (expense) for the years ended December 31 were as follows:

	2014	2013	2012
Gain (loss) on disposal of property and equipment	$(21)	$10	$(107)
Interest income	1,009	237	108
Interest expense	(134)	(345)	(197)
	$854	$(98)	$(196)